Other Income, Net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Equity component of AFUDC	$ 78	$ 74
Equity income	20	(1)
Derivative gains	13	17
Interest income	13	16
Gain on repayment of debt	0	11
Other	30	21
Other income, net	$ 154	$ 138